UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 31, 2005
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$225,493	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x
$1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$5,752
144,735
Sole
None
144,735
ALLSTATE CORP COM
020002101
$211
3,817
Sole
None
3,817
ALLTEL CORP COM
020039103
$3,354
51,519
Sole
None
51,519
ALTRIA GROUP INC COM
02209s103
$554
7,515
Sole
None
7,515
AMERICAN EXPRESS CO COM
025816109
$1,662
28,935
Sole
None
28,935
AMERICAN INTL GROUP INC COM
026874107
$3,330
53,749
Sole
None
53,749
AQUANTIVE INC COM
03839g105
$354
17,575
Sole
None
17,575
BAKER HUGHES INC COM
057224107
$1,946
32,600
Sole
None
32,600
BANK OF AMERICA CORP COM
060505104
$504
11,965
Sole
None
11,965
BEAZER HOMES USA INC COM
07556Q105
$4,290
73,113
Sole
None
73,113
BIG LOTS INC COM
089302103
$2,496
227,092
Sole
None
227,092
BJS WHOLESALE CLUB INC COM
05548J106
$2,519
90,620
Sole
None
90,620
BP PLC SPONSORED ADR
055622104
$1,116
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$3,665
95,470
Sole
None
95,470
BRINKER INTL INC COM
109641100
$4,110
109,435
Sole
None
109,435
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,541
64,055
Sole
None
64,055
CAMDEN PPTY TR SH BEN INT
133131102
$2,803
50,271
Sole
None
50,271
CATERPILLAR INC DEL COM
149123101
$223
3,800
Sole
None
3,800
CENDANT CORPORATION COM
151313103
$4,054
196,438
Sole
None
196,438
CENTEX CORP COM
152312104
$2,222
34,400
Sole
None
34,400
CHEVRON CORP NEW COM
166764100
$1,362
21,047
Sole
None
21,047
CISCO SYS INC COM
17275R102
$2,381
132,864
Sole
None
132,864
CITIGROUP INC COM
172967101
$1,712
37,606
Sole
None
37,606
COMCAST CORP COM CL A
20030N101
$3,166
107,752
Sole
None
107,752
DUKE REALTY INVT INC COM NEW
264411505
$1,797
53,050
Sole
None
53,050
E MED FUTURE INC COM
26875d108
$6
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$1,608
66,090
Sole
None
66,090
EMDEON CORP COM
290849108
$345
31,175
Sole
None
31,175
EOG RES INC COM
26875P101
$5,950
79,435
Sole
None
79,435
ESTEE LAUDER COS INC COM
518439104
$2,629
75,490
Sole
None
75,490
EXXON CORP COM
30231G102
$1,540
24,235
Sole
None
24,235
FIRSTMERIT CORP COM
337915102
$2,704
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$3,557
93,370
Sole
None
93,370
FRANKLIN RES INC COM
354613101
$4,616
54,975
Sole
None
54,975
FREESCALE SEMICONDUCTR CL B
35687m206
$2,424
102,795
Sole
None
102,795
GATX CORP COM
361448103
$3,783
95,650
Sole
None
95,650
GENCORP INC COM
368682100
$3,619
194,029
Sole
None
194,029
GENERAL ELEC CO COM
369604103
$3,945
117,171
Sole
None
117,171
GEORGIA PAC CORP COM
373298108
$313
9,200
Sole
None
9,200
GILLETTE CO COM
375766102
$214
3,675
Sole
None
3,675
HALLIBURTON CO COM
406216101
$5,003
73,010
Sole
None
73,010
HEWLETT PACKARD CO COM
428236103
$4,106
140,623
Sole
None
140,623
HILFIGER TOMMY CORP ORD
G8915Z102
$2,249
129,650
Sole
None
129,650
HORACE MANN EDUCTR CP COM
440327104
$630
31,850
Sole
None
31,850
INTEL CORP COM
458140100
$3,364
136,477
Sole
None
136,477
INTERNATIONAL BUS MACH COM
459200101
$366
4,557
Sole
None
4,557
ITT INDS INC IND COM
450911102
$2,363
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$1,031
30,385
Sole
None
30,385
KENNAMETAL INC COM
489170100
$3,274
66,770
Sole
None
66,770
KIMBERLY CLARK CORP COM
494368103
$301
5,064
Sole
None
5,064
LEHMAN BROS HLDGS INC COM
524908100
$5,219
44,805
Sole
None
44,805
LOEWS CORP COM
540424108
$2,036
22,029
Sole
None
22,029
LUBRIZOL CORP COM
549271104
$1,566
36,150
Sole
None
36,150
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$547
15,950
Sole
None
15,950
MERCK & CO INC COM
589331107
$2,461
90,454
Sole
None
90,454
MICROSOFT CORP COM
594918104
$390
15,158
Sole
None
15,158
MILLS CORP COM
601148109
$2,469
44,825
Sole
None
44,825
MORGAN STANLEY DEAN WITTER & CO
NEW
617446448
$443
8,211
Sole
None
8,211
MOTOROLA
620076109
$3,822
173,490
Sole
None
173,490
NATIONAL SEMICONDUCTOR COM
637640103
$3,802
145,125
Sole
None
145,125
NEWFIELD EXPL CO COM
651290108
$3,227
65,726
Sole
None
65,726
NORDSON CORP COM
655663102
$3,713
97,640
Sole
None
97,640
NORDSTROM INC COM
655664100
$6,826
198,890
Sole
None
198,890
NORTHROP GRUMMAN CORP COM
666807102
$2,736
50,346
Sole
None
50,346
OHIO SVGS FINL CORP COM
677502106
$607
82
Sole
None
82
OMNICARE INC COM
681904108
$675
12,000
Sole
None
12,000
ORACLE CORP COM
68389X105
$2,615
210,880
Sole
None
210,880
OWENS & MINOR INC NEW COM
690732102
$2,824
96,204
Sole
None
96,204
PFIZER INC COM
717081103
$1,143
45,773
Sole
None
45,773
PROCTER & GAMBLE CO COM
742718109
$382
6,428
Sole
None
6,428
PROGRESSIVE CORP OHIO COM
743315103
$7,687
73,369
Sole
None
73,369
SCHLUMBERGER LTD COM
806857108
$4,173
49,460
Sole
None
49,460
SCHWAB CHARLES CORP NEW COM
808513105
$3,109
215,450
Sole
None
215,450
SCUDDER INTL FD INC GR EURO GRW A
811165695
$734
24,644
Sole
None
24,644
SCUDDER NEW ASIA FD COM
811183102
$1,445
75,945
Sole
None
75,945
SIMON PPTY GROUP NEW COM
828806109
$1,587
21,408
Sole
None
21,408
ST PAUL TRAVELERS INC COM
792860108
$3,844
85,668
Sole
None
85,668
STARWOOD HOTELS&RESORT PAIRED CTF
85590A203
$4,167
72,888
Sole
None
72,888
STERIS CORP COM
859152100
$3,204
134,677
Sole
None
134,677
TEMPUR PEDIC INTL INC COM
88023u101
$1,678
141,700
Sole
None
141,700
TENET HEALTHCARE CORP COM
88033G100
$2,206
196,400
Sole
None
196,400
TERADYNE INC COM
880770102
$2,623
158,975
Sole
None
158,975
TETRA TECH INC NEW COM
88162G103
$3,774
224,366
Sole
None
224,366
TIME WARNER INC COM
887317105
$3,669
202,588
Sole
None
202,588
TRANSOCEAN INC COM
G90078109
$4,439
72,404
Sole
None
72,404
UBS AG ORD
H8920M855
$323
3,781
Sole
None
3,781
WACHOVIA CORP 2ND NEW COM
929903102
$2,446
51,393
Sole
None
51,393
WALT DISNEY CO COM
254687106
$3,551
147,170
Sole
None
147,170
WEBSENSE INC COM
947684106
$2,495
48,725
Sole
None
48,725
WILD OATS MARKETS INC COM
96808B107
$3,771
293,234
Sole
None
293,234









$225,493